VIA EDGAR

November 12, 2010

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: Variable Separate Account ("Registrant")

SunAmerica Annuity and Life Assurance Company ("Depositor")

Polaris Choice III Variable Annuity

File No. 333-137892 and 811-03859

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information as supplemented that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in Post-Effective Amendment No. 10 and Amendment No. 11 filed on Form N-4 with the Securities and Exchange Commission on November 9, 2010, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.

Very truly yours,

/s/ LUCIA B. WILLIAMS

______________________

Lucia B. Williams

Supervising Director,

Variable Product Regulation